Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Freehold property	3,279,270	-	-
Computer	237,968	248,728	192,913
Furniture and fittings	204,079	242,679	188,221
Office equipment	44,890	46,240	35,864
Motor vehicles	636,755	636,755	493,867
Leasehold improvements	533,297	533,297	413,626
	4,936,259	1,707,699	1,324,491
Less: accumulated depreciation	(2,076,349)	(1,537,796)	(1,192,714)
	2,859,910	169,903	131,777